Other Income (Tables)	12 Months Ended
Mar. 31, 2026
Other Income [Abstract]
Schedule of Other Income
	For the fiscal year ended March 31,
	2026	2025	2024
	US$’000	US$’000	US$’000
Bank interest income	1	4	8
Sundry income	3	8	5
Derecognition of accounts payable upon closure of business	476	-	-
	480	12	13